SUMMARY OF MATERIAL ACCOUNTING POLICIES - Discontinued operations (Details) $ in Billions	Mar. 01, 2025 CAD ($)
GFL Environmental Services
Disclosure of analysis of single amount of discontinued operations
Divestiture enterprise value	$ 8.0